COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.9%
	FIXED INCOME - 33.9%
120,200	Counterpoint High Yield Trend ETF(a),(b)	$ 2,610,636
12,614,505	iShares Broad USD High Yield Corporate Bond ETF(a)	471,719,415
2,769,196	iShares iBoxx $ High Yield Corporate Bond ETF(a)	223,280,273
	TOTAL EXCHANGE-TRADED FUNDS (Cost $685,847,039)	697,610,324

	OPEN END FUNDS — 48.3%
	FIXED INCOME - 48.3%
1,000	BlackRock Floating Rate Income Portfolio, Institutional Class	9,540
5,000	BlackRock High Yield Portfolio, Institutional Class	36,102
6,076,823	BrandywineGLOBAL Corporate Credit Fund, Class IS	63,685,108
9,653	BrandywineGLOBAL Corporate Credit Fund, Class I	101,255
8,841,684	BrandywineGLOBAL High Yield Fund, Class I	89,654,672
31,495,420	Eaton Vance Income Fund of Boston, Institutional Class	166,610,772
11,468	Federated Hermes Institutional High Yield Bond, Class IS	103,555
1,000	Fidelity Advisor Floating Rate High Income Fund, Class I	9,100
13,038	Fidelity High Income Fund, Class I	105,608
9,315,750	Fidelity High Income Fund, Class Z	75,364,421
1,000	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	8,570
11,112,149	Ivy High Income Fund, Class I	66,228,408
26,172,449	JPMorgan High Yield Fund, Class I	172,476,439
1,808	Lord Abbett Floating Rate Fund, Class I	14,609
1,000	Lord Abbett High Yield Fund, Class I	6,410
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I	5,210
1,000	Nuveen High Yield Fund, Institutional Class	8,920
5,000	PGIM High Yield Fund, Class Z	24,298
5,000	PIMCO High Yield Fund, Institutional Class	40,903
24,815,759	Principal High Yield Fund, Institutional Class	166,513,744
30,947,460	T Rowe Price High Yield Fund, Inc., Class I	185,994,232
605,000	Transamerica High Yield Bond, Class I	4,991,248
	TOTAL OPEN END FUNDS (Cost $969,058,622)	991,993,124

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.6%
	U.S. TREASURY BILLS — 12.6%
75,000,000	United States Treasury Bill(c)	3.6300	03/05/26	$ 74,544,494
35,000,000	United States Treasury Bill(a),(c),(f)	3.6400	03/19/26	34,740,391
150,000,000	United States Treasury Note	3.6250	08/31/27	150,357,421
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $259,494,826)			259,642,306

Shares
	SHORT-TERM INVESTMENTS — 29.2%
	COLLATERAL FOR SECURITIES LOANED - 27.0%
191,014,223	BlackRock Liquidity FedFund, Institutional Class, 3.78%(d),(e)			191,014,223
70,000,000	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.80%(d),(e)			70,000,000
200,000,000	Fidelity Investments Money Market Government Portfolio, Class I, 3.79%(d),(e)			200,000,000
70,000,000	Invesco Government & Agency Portfolio, Institutional Class, 3.79%(d),(e)			70,000,000
25,000,000	RBC BlueBay US Government Money Market Fund, Institutional Class, 3.80%(d),(e)			25,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $556,014,223)			556,014,223

	MONEY MARKET FUNDS – 2.2%
38,195,984	Goldman Sachs Financial Square Government Fund, Class FST, 3.67%(e)			38,195,984
6,412,010	Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares, 3.48%(e)			6,412,010
	TOTAL MONEY MARKET FUNDS (Cost $44,607,994)			44,607,994

	TOTAL SHORT-TERM INVESTMENTS (Cost $600,622,217)			600,622,217

	TOTAL INVESTMENTS – 124.0% (Cost $2,515,022,704)			$ 2,549,867,971
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%			(493,955,369)
	NET ASSETS - 100.0%			$ 2,055,912,602

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $612,623,817.
(b)	Affiliated investment.
(c)	Zero coupon bond. Rate shown is discount rate.
(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $556,014,223 at December 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $70,145,890.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(f)	All or a portion of this security is pledged as collateral. As of December 31, 2025, the fair value of the pledged portion is $6,948,078.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums	Fair	Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value*	Appreciation
CDX North American High Yield Index Version 1, Series 45 **	Wells Fargo	Quarterly	Sell	5.00%	12/20/2030	$348,000,000	$25,303,160	$27,098,644	$ 1,795,484

* Includes interest receivable.
** The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.45-V1.pdf

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8%
	ADVERTISING & MARKETING - 0.1%
21,342	MNTN, Inc.(a)	$ 254,823
13,211	Trade Desk, Inc. (The), Class A(a)	501,490
		756,313
	AEROSPACE & DEFENSE - 0.8%
2,085	AeroVironment, Inc.(a)	504,341
33,040	Amprius Technologies, Inc.(a)	260,686
4,360	ATI, Inc.(a)	500,354
875	Elbit Systems Ltd.(b)	505,496
3,899	Howmet Aerospace, Inc.	799,373
639	Lockheed Martin Corporation, Class B	309,065
1,227	Moog, Inc., Class A	298,836
552	Northrop Grumman Corporation	314,756
1,673	Woodward, Inc.	505,781
		3,998,688
	APPAREL & TEXTILE PRODUCTS - 0.2%
20,779	Capri Holdings Ltd.(a)	507,009
12,057	Steven Madden Ltd.	502,053
2,459	Tapestry, Inc.	314,186
		1,323,248
	ASSET MANAGEMENT - 0.3%
625	Ameriprise Financial, Inc.	306,462
7,207	Icahn Enterprises, L.P.	54,413
1,410	LPL Financial Holdings, Inc.	503,609
2,516	Robinhood Markets, Inc., Class A(a)	284,560
4,785	Victory Capital Holdings, Inc.	301,886
		1,450,930
	AUTOMOTIVE - 0.7%
26,520	Adient PLC(a)	508,388
79,022	American Axle & Manufacturing Holdings, Inc.(a)	506,531
13,146	Dana, Inc.	312,349
28,970	Garrett Motion, Inc.	504,947
9,941	General Motors Company	808,402
108,012	Microvast Holdings, Inc.(a)	302,434

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	AUTOMOTIVE - 0.7% (Continued)
25,483	Rivian Automotive, Inc., Class A(a)	$ 502,270
		3,445,321
	BANKING - 0.4%
10,632	Beacon Financial Corporation	280,366
138	First Citizens BancShares, Inc., Class A	296,172
12,150	First Horizon Corporation	290,385
7,616	First Merchants Corporation	285,448
1,416	M&T Bank Corporation	285,296
3,121	Wells Fargo & Company	290,877
5,126	WSFS Financial Corporation	283,160
		2,011,704
	BEVERAGES - 0.1%
1,782	Coca-Cola Consolidated, Inc.	273,181
20,737	MGP Ingredients, Inc.	503,909
		777,090
	BIOTECH & PHARMA - 0.2%
5,453	Bristol-Myers Squibb Company	294,135
2,963	Jazz Pharmaceuticals PLC(a)	503,710
23,318	Roivant Sciences Ltd.(a)	506,000
		1,303,845
	CABLE & SATELLITE - 0.1%
9,817	Comcast Corporation, Class A	293,430
45,226	Liberty Global Ltd., Class A(a)	503,818
		797,248
	CHEMICALS - 0.6%
58,764	FMC Corporation	815,057
32,992	LSB Industries, Inc.(a)	280,432
23,756	Mativ Holdings, Inc.	288,635
18,131	Perimeter Solutions, Inc.(a)	499,146
3,911	Qnity Electronics, Inc.	319,333
186,215	Tronox Holdings PLC, Class A	776,517
		2,979,120

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6%
50,815	AMN Healthcare Services, Inc.(a)	$ 800,844
27,944	Enviri Corporation(a)	500,756
20,969	Insperity, Inc.	811,920
16,765	ManpowerGroup, Inc.	498,423
1,377	Republic Services, Inc.	291,828
		2,903,771
	CONSUMER SERVICES - 0.4%
4,869	Adtalem Global Education, Inc.(a)	503,795
68,329	Coursera, Inc.(a)	502,901
30,567	NIQ Global Intelligence PLC(a),(b)	504,050
7,761	Stride, Inc.(a)	503,922
		2,014,668
	CONTAINERS & PACKAGING - 0.1%
2,379	AptarGroup, Inc.	290,143

	E-COMMERCE DISCRETIONARY - 0.2%
2,184	Amazon.com, Inc.(a)	504,111
62,048	Stitch Fix, Inc., Class A(a)	325,752
		829,863
	ELECTRIC UTILITIES - 0.4%
3,671	MGE Energy, Inc.	287,880
5,085	NRG Energy, Inc.	809,735
1,798	Vistra Corporation	290,071
83,511	XPLR Infrastructure, L.P.(a)	835,110
		2,222,796
	ELECTRICAL EQUIPMENT - 0.7%
3,715	Amphenol Corporation, Class A	502,045
2,628	Belden, Inc.	306,293
4,680	Camtek Ltd.(a),(b)	497,695
769	GE Vernova, Inc.	502,595
5,738	Nextpower, Inc., Class A(a)	499,837
2,498	SPX Technologies, Inc.(a)	499,750
2,202	TE Connectivity PLC	500,977

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.7% (Continued)
759	Trane Technologies PLC	$ 295,403
		3,604,595
	ENGINEERING & CONSTRUCTION - 0.4%
537	Comfort Systems USA, Inc.	501,177
1,472	Dycom Industries, Inc.(a)	497,389
5,844	Everus Construction Group, Inc.(a),(b)	500,013
33,573	IHS Holding Ltd.(a)	250,455
4,096	Primoris Services Corporation	508,476
		2,257,510
	ENTERTAINMENT CONTENT - 0.2%
10,057	ROBLOX Corporation, Class A(a)	814,919

	FOOD - 0.4%
18,771	BellRing Brands, Inc.(a)	501,749
19,665	Dole PLC	294,778
39,573	Herbalife Ltd.(a)	510,095
125,633	Krispy Kreme, Inc.(b)	505,045
14,558	Simply Good Foods Company (The)(a)	292,325
		2,103,992
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
54,410	Magnera Corporation(a)	823,768
3,105	UFP Industries, Inc.	282,710
		1,106,478
	GAS & WATER UTILITIES - 0.2%
6,469	Brookfield Infrastructure Corporation, Class A	293,693
3,623	National Fuel Gas Company(b)	290,057
25,172	WaterBridge Infrastructure, LLC, Class A(a)	503,692
		1,087,442
	HEALTH CARE FACILITIES & SERVICES - 1.3%
55,521	Acadia Healthcare Company, Inc.(a),(b)	787,843
26,977	Ardent Health Partners, Inc.(a)	238,207
61,692	Aveanna Healthcare Holdings, Inc.(a)	504,024
13,402	BrightSpring Health Services Inc(a)	501,905
47,103	Brookdale Senior Living, Inc.(a)	508,241

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.3% (Continued)
1,485	Cencora, Inc.	$ 501,559
19,799	Centene Corporation(a)	814,728
2,775	Encompass Health Corporation	294,539
19,250	Fulgent Genetics, Inc.(a)	505,698
108,364	GoodRx Holdings, Inc.(a),(b)	293,666
361	McKesson Corporation	296,125
23,334	Pediatrix Medical Group, Inc.(a)	499,114
115,452	Teladoc Health, Inc.(a),(b)	808,164
		6,553,813
	HOME CONSTRUCTION - 0.2%
3,952	Griffon Corporation	291,065
2,811	Mohawk Industries, Inc.(a)	307,242
4,872	Taylor Morrison Home Corporation(a)	286,815
		885,122
	HOUSEHOLD PRODUCTS - 0.3%
10,617	Central Garden & Pet Company, Class A(a)	309,910
3,759	Colgate-Palmolive Company	297,036
257,220	Coty, Inc., Class A(a),(b)	792,238
		1,399,184
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
5,657	Worthington Enterprises, Inc.	291,731

	INDUSTRIAL SUPPORT SERVICES - 0.3%
1	API Group Corporation(a)	38
51,305	Custom Truck One Source, Inc.(a)	295,517
19,965	NPK International, Inc.(a)	237,983
381	United Rentals, Inc.	308,351
2,034	WESCO International, Inc.	497,598
		1,339,487
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
7,788	Interactive Brokers Group, Inc., Class A	500,846

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.2% (Continued)
13,116	Marex Group PLC	$ 503,130
		1,003,976
	INSURANCE - 0.7%
3,262	Assured Guaranty Ltd.	293,156
9,380	Corebridge Financial, Inc.	282,995
6,298	Equitable Holdings, Inc.	300,100
33,357	Genworth Financial, Inc., Class A(a)	301,214
8,721	Heritage Insurance Holdings, Inc.(a)	255,176
2,793	Jackson Financial, Inc.	297,873
7,174	Kemper Corporation	290,834
11,355	Lincoln National Corporation	505,638
3,563	MetLife, Inc.	281,263
41,891	Slide Insurance Holdings, Inc.(a)	816,038
7,265	Universal Insurance Holdings, Inc.	245,557
		3,869,844
	INTERNET MEDIA & SERVICES - 0.6%
1,608	Alphabet, Inc., Class A	503,304
55	Booking Holdings, Inc.	294,543
1,777	Expedia Group, Inc.	503,442
60,578	Marqeta, Inc., Class A(a)	287,746
761	Meta Platforms, Inc., Class A	502,328
49,638	Opendoor Technologies, Inc.(a)	289,390
2,839	Roku, Inc.(a)	308,003
25,573	Upwork, Inc.(a)	506,856
		3,195,612
	LEISURE FACILITIES & SERVICES - 1.2%
26,219	Accel Entertainment, Inc.(a)	299,159
81,509	Bloomin' Brands, Inc.	502,911
3,613	Boyd Gaming Corporation	307,972
31,718	Dave & Buster's Entertainment, Inc.(a)	514,149
8,245	Dutch Bros, Inc.(a)	504,759
1,028	Hilton Worldwide Holdings, Inc.	295,293
12,414	Las Vegas Sands Corporation	808,026

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	LEISURE FACILITIES & SERVICES - 1.2% (Continued)
10,888	Life Time Group Holdings, Inc.(a)	$ 289,403
2,044	Live Nation Entertainment, Inc.(a),(b)	291,270
34,222	Penn Entertainment, Inc.(a)	504,775
33,642	Six Flags Entertainment Corporation(a)	516,068
13,033	Sportradar Group A.G.(a)	309,794
42,612	Super Group SGHC Ltd.	509,213
74,476	Sweetgreen, Inc.(a)	503,458
		6,156,250
	LEISURE PRODUCTS - 0.3%
42,468	Callaway Golf Company(a)	495,602
7,960	Polaris, Inc.	503,470
12,379	Winnebago Industries, Inc.	501,597
		1,500,669
	MACHINERY - 0.5%
8,410	CECO Environmental Corporation(a)	503,338
8,444	Enerpac Tool Group Corporation(b)	322,899
3,212	Franklin Electric Company, Inc.	306,842
1,294	Lincoln Electric Holdings, Inc.	310,094
2,940	Pentair PLC	306,172
909	Snap-on, Inc.(b)	313,241
5,201	Symbotic, Inc.(a),(b)	309,460
		2,372,046
	MEDICAL EQUIPMENT & DEVICES - 1.1%
476	ABIOMED, Inc. - CVR(a),(k)	486
48,083	Avanos Medical, Inc.(a)	539,972
5,280	Boston Scientific Corporation(a)	503,448
12,952	Castle Biosciences, Inc.(a)	503,833
6,295	Haemonetics Corporation(a)	504,544
5,488	Inspire Medical Systems, Inc.(a)	506,158
1,035	Insulet Corporation(a)	294,188
40,267	Integra LifeSciences Holdings Corporation(a)	500,116
2,950	Medtronic PLC	283,377
38,605	Novocure Ltd.(a)	499,163
1,233	ResMed, Inc.	296,993

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1% (Continued)
17,460	Tactile Systems Technology, Inc.(a)	$ 506,340
22,858	Tandem Diabetes Care, Inc.(a)	502,419
		5,441,037
	METALS & MINING - 1.2%
9,436	Alcoa Corporation	501,429
5,496	Cameco Corporation	502,829
1,208	Centrus Energy Corporation, Class A(a)	293,254
25,762	Compass Minerals International, Inc.(a)	505,966
20,666	Energy Fuels Inc(a),(b)	300,484
108,592	Ferroglobe PLC	503,867
14,851	Gold.com, Inc.	505,677
5,853	MP Materials Corporation(a),(b)	295,694
5,020	Newmont Corporation	501,247
55,954	NioCorp Developments Ltd.(a)	296,556
17,042	Peabody Energy Corporation	506,147
63,933	United States Antimony Corporation(a)	320,944
65,863	USA Rare Earth, Inc.(a)	783,769
5,761	Warrior Met Coal, Inc.	507,947
		6,325,810
	MORTGAGE FINANCE - 0.1%
29,684	MFA Financial, Inc.	276,358

	OIL & GAS PRODUCERS - 1.0%
10,239	Delek US Holdings, Inc.	303,689
17,639	Diversified Energy Co.	255,413
2,853	EOG Resources, Inc.	299,594
11,403	Excelerate Energy, Inc., Class A	319,854
62,926	Granite Ridge Resources, Inc.	295,752
71,419	HighPeak Energy, Inc.(b)	338,526
14,300	Par Pacific Holdings, Inc.(a)	502,502
30,168	PBF Energy, Inc., Class A	818,155
36,093	Permian Resources Corporation	506,385
72,635	Talos Energy, Inc.(a)	800,437

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	OIL & GAS PRODUCERS - 1.0% (Continued)
1,636	Targa Resources Corporation	$ 301,842
5,006	Williams Companies, Inc. (The)	300,911
		5,043,060
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
12,224	Archrock, Inc.	318,068
47,320	Helix Energy Solutions Group, Inc.(a)	296,696
9,382	Nabors Industries Ltd.(a)	509,443
32,549	National Energy Services Reunited Corporation(a)	509,717
87,919	ProPetro Holding Corporation(a)	836,111
		2,470,035
	PUBLISHING & BROADCASTING - 0.2%
68,366	iHeartMedia, Inc., Class A(a)	284,403
33,025	Sinclair, Inc.	505,282
49,311	USA TODAY Company, Inc.(a)	253,952
		1,043,637
	REAL ESTATE SERVICES - 0.1%
140,851	Real Brokerage, Inc. (The)(a)	514,106

	RENEWABLE ENERGY - 0.3%
2,108	EnerSys	309,349
1,922	First Solar, Inc.(a)	502,084
15,627	Fluence Energy, Inc.(a),(b)	309,102
52,003	Green Plains, Inc.(a)	509,630
		1,630,165
	RETAIL - CONSUMER STAPLES - 0.3%
14,967	BBB Foods, Inc.(a)	499,748
340	Costco Wholesale Corporation	293,196
4,089	Dollar Tree, Inc.(a)	502,989
12,308	Natural Grocers by Vitamin Cottage, Inc.	308,315
6,302	Sprouts Farmers Market, Inc.(a)	502,080
		2,106,328
	RETAIL - DISCRETIONARY - 1.0%
12,820	Advance Auto Parts, Inc.	503,826
18,976	American Eagle Outfitters, Inc.	500,397

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	RETAIL - DISCRETIONARY - 1.0% (Continued)
649	Carvana Company(a)	$ 273,891
19,755	Gap, Inc. (The)	505,728
38,559	Kohl's Corporation	786,990
23,041	Macy's, Inc.	508,054
3,373	O'Reilly Automotive, Inc.(a)	307,651
35,262	Sally Beauty Holdings, Inc.(a)	502,836
4,883	Sonic Automotive, Inc., Class A	302,062
10,352	Urban Outfitters, Inc.(a)	779,092
5,590	Victoria's Secret & Company(a)	302,810
		5,273,337
	SEMICONDUCTORS - 0.8%
1,846	Analog Devices, Inc.	500,635
1,452	Broadcom, Inc.	502,536
2,920	MACOM Technology Solutions Holdings, Inc.(a)	500,138
1,943	MKS, Inc.	310,491
2,675	NVIDIA Corporation	498,888
9,329	Photronics, Inc.(a)	298,528
2,932	QUALCOMM, Inc.	501,519
4,686	Skyworks Solutions, Inc.	297,139
2,576	Teradyne, Inc.	498,611
		3,908,485
	SOFTWARE - 2.3%
1,781	Atlassian Corporation, Class A(a)	288,771
1,699	Autodesk, Inc.(a)	502,921
37,348	C3.ai, Inc., Class A(a),(b)	503,451
14,308	Clear Secure, Inc., Class A	501,925
3,685	Datadog, Inc., Class A(a)	501,123
11,565	Digi International, Inc.(a)	500,649
58,134	Digital Turbine, Inc.(a)	290,670
2,872	Duolingo, Inc.(a),(b)	504,036
3,735	Fortinet, Inc.(a)	296,596
17,504	Hinge Health, Inc.(a)	813,062
25,842	Ibotta, Inc.(a)	587,389

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	SOFTWARE - 2.3% (Continued)
7,857	JFrog Ltd.(a)	$ 490,748
22,107	Lightspeed Commerce, Inc.(a)	267,053
30,771	McGraw Hill, Inc.(a)	507,721
28,478	Mobileye Global, Inc., Class A(a)	297,310
3,438	Monday.com Ltd.(a),(b)	507,311
729	MongoDB, Inc.(a)	305,954
32,162	Omada Health, Inc.(a)	507,516
2,567	Oracle Corporation	500,334
35,212	Oscar Health, Inc., Class A(a)	505,996
10,084	Paymentus Holdings, Inc., Class A(a)	318,554
29,932	Phreesia, Inc.(a)	506,449
28,706	Quantum Computing, Inc.(a),(b)	294,524
1,940	ServiceNow, Inc.(a)	297,189
29,018	SoundHound AI, Inc., Class A(a),(b)	289,309
71,170	Sprout Social, Inc., Class A(a)	802,086
79,725	VTEX(a)	299,766
		11,988,413
	SPECIALTY FINANCE - 0.4%
25,763	EZCORP, Inc., Class A(a)	500,317
5,164	Fidelity National Financial, Inc.	281,903
1,754	GATX Corporation	297,478
26,647	LendingClub Corporation(a)	504,694
28,937	PRA Group, Inc.(a)	511,897
64,946	UWM Holdings Corporation	284,463
		2,380,752
	STEEL - 0.2%
1,594	Carpenter Technology Corporation	501,855
38,226	Cleveland-Cliffs, Inc.(a)	507,641
22,935	Mechel PJSC - ADR(a),(k)	–
		1,009,496
	TECHNOLOGY HARDWARE - 1.5%
16,156	A10 Networks, Inc.	285,800
6,231	Avnet, Inc.(b)	299,586
5,717	Corning, Inc.	500,581

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	TECHNOLOGY HARDWARE - 1.5% (Continued)
50,629	Corsair Gaming, Inc.(a)	$ 300,736
2,049	Credo Technology Group Holding Ltd.(a)	294,831
2,513	Dell Technologies, Inc., Class C	316,336
18,738	Extreme Networks, Inc.(a)	311,988
8,254	Flex Ltd.(a)	498,707
13,188	HP, Inc.	293,829
11,422	Ingram Micro Holding Corporation	243,745
1,559	InterDigital, Inc.(b)	496,354
1,352	Jabil, Inc.	308,283
2,658	NetApp, Inc.	284,645
12,622	NETGEAR, Inc.(a),(b)	309,618
3,305	Sanmina Corporation(a)	495,981
45,437	Sonos, Inc.(a)	797,875
58,852	Stratasys Ltd.(a)	510,835
27,921	Viavi Solutions, Inc.(a)	497,552
17,246	Vistance Networks, Inc.(a)	312,670
1,624	Western Digital Corporation	279,766
		7,639,718
	TECHNOLOGY SERVICES - 1.2%
31,406	Chime Financial, Inc.(a),(b)	790,489
19,560	Core Scientific, Inc.(a)	284,794
35,560	Dlocal Ltd.	502,818
12,056	Fiserv, Inc.(a)	809,802
7,589	Globant S.A.(a),(b)	496,093
26,136	GPGI, Inc.(a)	503,902
20,725	Green Dot Corporation, Class A(a)	265,487
42,924	Hive Digital Technologies Ltd.(a)	110,744
10,002	Insight Enterprises, Inc.(a)	814,863
506	Mastercard, Inc., Class A	288,865
4,888	PayPal Holdings, Inc.	285,361
48,498	TaskUS, Inc., Class A(a),(b)	571,791
14,085	Toast, Inc., Class A(a)	500,158
		6,225,167

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	TELECOMMUNICATIONS - 0.1%
12,199	AT&T, Inc.	$ 303,023

	TRANSPORTATION & LOGISTICS - 1.2%
52,764	CMB Tech N.V.	509,173
16,268	Costamare, Inc.	256,872
8,158	CSX Corporation	295,728
2,534	Danaos Corporation(b)	238,652
41,679	DHT Holdings, Inc.	508,901
20,198	Forward Air Corporation(a)	504,950
23,259	Frontline PLC	507,511
14,402	Global Ship Lease, Inc., Class A	504,646
2,370	Matson, Inc.	292,814
15,454	Navios Maritime Partners, L.P.	810,253
15,122	Okeanis Eco Tankers Corporation	511,728
1,631	Ryder System, Inc.	312,157
2,936	SkyWest, Inc.(a)	294,804
28,084	Teekay Corporation Ltd.	253,599
9,737	Tsakos Energy Navigation Ltd.	218,304
39,950	ZIM Integrated Shipping Services Ltd.(b)	848,138
		6,868,230
	WHOLESALE - CONSUMER STAPLES - 0.3%
8,068	Chefs' Warehouse, Inc. (The)(a)	502,878
24,276	United Natural Foods, Inc.(a)	817,373
3,843	US Foods Holding Corporation(a)	289,455
		1,609,706

	TOTAL COMMON STOCKS (Cost $137,705,250)	138,704,281

	EXCHANGE-TRADED FUNDS — 22.6%
	EQUITY - 22.6%
1,471,116	Counterpoint Quantitative Equity ETF(b),(c)	58,991,751
84,341	iShares Core S&P 500 ETF	57,768,525
	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,502,437)	116,760,276

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.9%
	U.S. TREASURY BILLS — 24.9%
50,000,000	United States Treasury Bill(b),(d),(j)		3.8500	01/02/26	$ 50,000,000
50,000,000	United States Treasury Bill(d),(j)		3.6350	06/04/26	49,261,279
30,000,000	United States Treasury Bill(d),(j)		3.6600	09/03/26	29,321,235
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $128,521,275)				128,582,514

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(e)
	E-COMMERCE DISCRETIONARY - 0.0% (e)
9,696	Bed Bath & Beyond, Inc.	10/08/2026	$ 15.50		6,400

	INTERNET MEDIA & SERVICES - 0.0% (e)
2,100	Opendoor Technologies, Inc. Series A Warrants	11/23/2026	9.00		1,889
2,100	Opendoor Technologies, Inc. Series K Warrants	11/23/2026	13.00		1,093
2,100	Opendoor Technologies, Inc. Series Z Warrants	11/23/2026	17.00		839
					3,821

	TOTAL WARRANT (Cost $38,941)				10,221

	SHORT-TERM INVESTMENTS — 17.9%
	COLLATERAL FOR SECURITIES LOANED - 2.7%
5,523,672	BlackRock Liquidity FedFund, Institutional Class, 3.78%(f),(g)				5,523,672
4,415,646	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.80%(f),(g)				4,415,646
4,155,034	Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 3.81%(f),(g)				4,155,034
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,094,352)				14,094,352

	MONEY MARKET FUNDS - 15.2%
78,671,640	Fidelity Treasury Portfolio, Class I, 3.66% (Cost $78,671,640)(f)				78,671,640

	TOTAL SHORT-TERM INVESTMENTS (Cost $92,765,992)				92,765,992

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(h)
	FUTURE OPTIONS PURCHASED - 0.0% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 0.0%(e)
630	S&P Emini 1st Week Future	Goldman Sachs	01/02/2026	$ 6,600	$ 217,113,750	$ 4,725
TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,796,923)

	TOTAL INVESTMENTS - 92.2% (Cost $460,330,818)					$ 476,828,009
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%					40,128,571
	NET ASSETS - 100.0%					$ 516,956,580

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Long/Short	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
132	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	Long	03/23/2026	$ 45,490,500	$ (5,170)
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $49,410,034.
(c)	Affiliated investment.
(d)	Zero coupon bond. Rate shown is discount rate.
(e)	Percentage rounds to less than 0.1%.
(f)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $14,094,352 at December 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $42,762,898.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(h)	Each contract is equivalent to one futures contract.
(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(j)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2025, the fair value of the pledged portion is $80,715,484.
(k)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	0.99%	JP Morgan	579,900	1/21/2027	$66,652,289	$-	$667,149
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.17%	JP Morgan	1,001,400	1/21/2027	107,396,677	-	1,692,836
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	1.02%	JP Morgan	989,300	1/21/2027	107,361,764	-	1,260,408
JP Morgan International Long/Short Index Basket 4**	Maturity	USD	0.79%	JP Morgan	385,000	1/21/2027	37,613,652	-	(642,410)
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	0.99%	JP Morgan	299,000	1/21/2027	25,987,335	-	224,530
JP Morgan U.S. Long/Short Index Basket 2**	Maturity	USD	0.98%	JP Morgan	392,600	1/21/2027	35,793,351	-	(56,229)
JP Morgan U.S. Long/Short Index Basket 3**	Maturity	USD	1.00%	JP Morgan	349,000	1/21/2027	32,120,971	-	(1,441,080)
Morgan Stanley International Counterpoint Index	Maturity	USD	1.34%	Morgan Stanley	523,000	4/8/2026	51,703,594	-	(580,345)
Morgan Stanley U.S. Counterpoint Index	Maturity	USD	1.12%	Morgan Stanley	305,500	4/8/2026	30,059,321	-	1,339,969
SPDR S&P 500 ETF TRUST	Monthly	USD	OBFR + 0.40%	JP Morgan	370,370	6/2/2028	237,749,077	-	15,281,402
									$17,746,230

	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Currency	Rate Received*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.72%	JP Morgan	697,486	1/21/2027	52,402,146	-	$1,247,522
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.18%	JP Morgan	1,070,326	1/21/2027	80,304,228	-	(783,180)
									$464,342

									$18,210,572
OBFR - Overnight Bank Funding Rate
* Rate shown is the all in weighted rate as of December 31, 2025.
** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.8%
	FIXED INCOME - 7.8%
441,820	VanEck High Yield Muni ETF(a)	$ 22,585,838
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,057,269)

	OPEN END FUNDS — 90.8%
	FIXED INCOME - 90.8%
291,416	AB High Income Municipal Portfolio, Advisor Class	2,995,759
100	American Century High-Yield Municipal Fund, Class I	873
100	American High-Income Municipal Bond Fund, Class F-3	1,532
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class	979
100	Eaton Vance High Yield Municipal Income Fund, Class I	806
100	Franklin High Yield Tax-Free Income Fund, Advisor Class	892
862,343	Goldman Sachs High Yield Municipal Fund, Institutional Class	7,821,449
100	Invesco AMT-Free Municipal Fund, Class Y	672
12,790,218	Invesco High Yield Municipal Fund, Class Y	106,286,711
1,098,054	Invesco Rochester Municipal Opportunities Fund, Class Y	7,225,195
1,344,359	Nuveen High Yield Municipal Bond Fund, Class I	19,224,327
100	PGIM Muni High Income Fund, Class Z	935
10,288,372	PIMCO High Yield Municipal Bond Fund, Institutional Class	86,216,559
3,561,871	Russell Tax Exempt High Yield Bond Fund, Class S	34,514,531
100	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	1,109
	TOTAL OPEN END FUNDS (Cost $258,818,385)	264,292,329

	SHORT-TERM INVESTMENTS — 7.9%
	COLLATERAL FOR SECURITIES LOANED - 7.9%
6,216,185	BlackRock Liquidity FedFund, Institutional Class, 3.78%(b),(c)	6,216,185
11,826,125	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.80%(b),(c)	11,826,125

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.9% (Continued)
	COLLATERAL FOR SECURITIES LOANED - 7.9% (Continued)
5,000,000	Invesco Government & Agency Portfolio, Institutional Class, 3.79%(b),(c)	$ 5,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,042,310)	23,042,310

	TOTAL INVESTMENTS - 106.5% (Cost $303,917,964)	$ 309,920,477
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%	(18,911,767)
	NET ASSETS - 100.0%	$ 291,008,710

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $22,584,816.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $23,042,310 at December 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.